Restructuring and Related Charges, Net (Tables)	12 Months Ended
Sep. 27, 2013
Restructuring Charges [Abstract]
Restructuring and Related Charges by Segment
Net restructuring and related charges recognized in continuing operations, including actions associated with acquisitions, by segment are as follows:

(Dollars in Millions)	2013	2012	2011
Medical Devices	$91	$78	$112
U.S. Medical Supplies	11	3	1
Corporate	7	6	8
Restructuring and related charges, net	109	87	121
Less: accelerated depreciation	(4)	(5)	(7)
Restructuring charges, net	$105	$82	$114

Restructuring and Related Charges, Net
Net restructuring and related charges recognized in continuing operations are comprised of the following:

(Dollars in Millions)	2013	2012	2011
Acquisition-related restructuring actions	$9	$17	$30
2013 program	23	—	—
2011 program	71	63	42
2009 and prior programs	6	7	49
Restructuring and related charges, net	109	87	121
Less: non-cash charges, including accelerated depreciation	(8)	(9)	(16)
Total charges expected to be settled in cash	$101	$78	$105

Schedule of Restructuring Reserves by Type of Cost
The following table summarizes cash activity for restructuring reserves related to the 2013, 2011, and 2009 and prior programs, substantially all of which relates to employee severance and benefits:

(Dollars in Millions)	2013 Program	2011 Program	2009 and Prior Programs	Total
Balance at September 24, 2010	$—	$—	$66	$66
Charges	—	47	59	106
Changes in estimate	—	—	(21)	(21)
Cash payments	—	(1)	(52)	(53)
Currency translation	—	(1)	—	(1)
Balance at September 30, 2011	—	45	52	97
Charges	—	75	3	78
Changes in estimate	—	(2)	(4)	(6)
Cash payments	—	(41)	(18)	(59)
Currency translation	—	(1)	—	(1)
Balance at September 28, 2012	—	76	33	109
Charges	23	89	1	113
Changes in estimate	—	(18)	(3)	(21)
Cash payments	(1)	(76)	(6)	(83)
Currency translation	—	2	—	2
Transfer of liabilities to Mallinckrodt	—	(10)	—	(10)
Balance at September 27, 2013	$22	$63	$25	$110
The following table summarizes cash activity for restructuring reserves related to acquisitions:

(Dollars in Millions)	Employee Severance and Benefits	Other	Total
Balance at September 24, 2010	$9	$2	$11
Charges(1)	11	20	31
Changes in estimate	(2)	(1)	(3)
Cash payments	(8)	(19)	(27)
Balance at September 30, 2011	10	2	12
Charges(2)	9	10	19
Changes in estimate	(2)	(1)	(3)
Cash payments	(6)	(4)	(10)
Other	—	1	1
Balance at September 28, 2012	11	8	19
Charges(3)	5	6	11
Changes in estimate	(1)	(1)	(2)
Cash payments	(9)	(7)	(16)
Balance at September 27, 2013	$6	$6	$12

(1)	Substantially all of the amounts included in other charges for fiscal 2011 relate to the cancellation of distributor and supplier agreements.

(2)	Substantially all of the amounts included in other charges for fiscal 2012 relate to facility closures.

(3)	Amounts included in other charges for fiscal 2013 relate to the cancellation of distributor and supplier agreements and facility closures.

Schedule of Restructuring Charges Incurred Cumulative to Date
Net restructuring and related charges, including associated asset impairments, incurred cumulative to date under the 2013, 2011 and 2009 programs are as follows:

(Dollars in Millions)	2013 Program	2011 Program	2009 Program
Medical Devices	$11	$163	$71
U.S. Medical Supplies	4	2	57
Corporate	8	11	10
Total	$23	$176	$138

Restructuring Reserves Balance Sheet Location
At the end of fiscal 2013 and 2012, restructuring reserves are reported on the Company’s consolidated balance sheets as follows:

(Dollars in Millions)	2013	2012
Accrued and other current liabilities	$109	$89
Other liabilities	13	39
Restructuring reserves	$122	$128